iShares®

iShares, Inc.

Supplement dated May 3, 2011

to the prospectus (the “Prospectus”) dated January 1, 2011

and Statement of Additional Information (the “SAI”)

dated January 1, 2011 (as revised March 31, 2011)

for the iShares MSCI EMU Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

Effective May 3, 2011, the Standard Creation/Redemption Transaction Fee for the Fund is $7,500.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-EZU-S1

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